SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES — 100.6%

BERMUDA — 1.7%

Apex Credit CLO, Ser 2024-1A, Cl B1 6.670%, TSFR3M + 2.400% 04/20/36 (A)(B)	$2,500,000	$2,519,212

Gallatin CLO X, Ser 2023-1A, Cl C1 8.092%, TSFR3M + 3.850% 10/14/35 (A)(B)	4,000,000	3,996,776

Gallatin CLO X, Ser 2023-1A, Cl D 9.652%, TSFR3M + 5.410% 10/14/35 (A)(B)	4,000,000	3,996,108

Gallatin CLO XI, Ser 2024-1A, Cl D1 8.270%, TSFR3M + 4.000% 10/20/37 (A)(B)	4,000,000	4,074,808

New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl A 7.274%, TSFR3M + 2.750% 04/05/37 (A)(B)	1,300,000	1,298,954

New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl C 10.524%, TSFR3M + 6.000% 04/05/37 (A)(B)	1,300,000	1,315,168

New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl D 12.924%, TSFR3M + 8.400% 04/05/37 (A)(B)	3,900,000	3,969,151

New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl E 13.024%, TSFR3M + 8.500% 04/05/37 (A)(B)	4,550,000	4,453,108

Tikehau US CLO III, Ser 2024-2A, Cl C1R 7.470%, TSFR3M + 3.200% 01/20/36 (A)(B)	2,000,000	2,019,574

		27,642,859

CAYMAN ISLANDS — 59.7%

Apex Credit CLO, Ser 2018-2A, Cl E 11.061%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	13,718,419

Apex Credit CLO, Ser 2018-2A, Cl F 13.511%, TSFR3M + 9.242% 10/20/31 (A)(B)	7,600,000	5,275,160

Apex Credit CLO, Ser 2021-1A, Cl E 11.815%, 07/18/34	2,000,000	1,927,008

Apex Credit CLO, Ser 2024-1A, Cl CRR 6.920%, TSFR3M + 2.650% 04/20/35 (A)(B)	3,000,000	2,997,945

Apex Credit CLO, Ser 2024-1A, Cl D1RR 8.120%, TSFR3M + 3.850% 07/18/37 (A)(B)	4,000,000	4,044,244

Apex Credit CLO, Ser 2024-2A, Cl D1 8.032%, TSFR3M + 3.750% 07/25/37 (A)(B)	4,500,000	4,528,741

Apex Credit CLO 12, Ser 2025-12A, Cl D1 8.029%, TSFR3M + 3.750% 04/20/38 (A)(B)	8,500,000	8,500,000

Apidos CLO XXXVIII, Ser 2021-38A, Cl E2 12.281%, TSFR3M + 8.012% 01/21/34 (A)(B)	3,400,000	3,399,612

Ares LXXIV CLO, Ser 2024-74A, Cl SUB 10/15/37 (B)(C)(D)	21,000,000	17,881,500

Ares XXXIV CLO, Ser 2020-2A, Cl FR 13.165%, TSFR3M + 8.862% 04/17/33 (A)(B)	11,250,000	10,914,784

Ares XXXIX CLO, Ser 2016-39A, Cl SUB 04/18/31 (B)(C)(D)	52,860,000	20,567,826

Atlas Senior Loan Fund VII, Ser 2018-7A, Cl ER 10.980%, TSFR3M + 6.662% 11/27/31 (A)(B)	1,000,000	985,004

Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)(D)	23,307,000	3,896,930

Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (B)(C)(D)	25,270,000	10,057,460

Battalion CLO X, Ser 2021-10A, Cl CR2 7.987%, TSFR3M + 3.712% 01/25/35 (A)(B)	1,725,000	1,697,041

Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (B)(C)(D)	38,324,300	8,814,589

Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)(D)	46,533,517	4,653,352

Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)(D)	47,870,000	18,262,405

Battalion Clo XVI, Ser 2024-16A, Cl CR2 6.440%, TSFR3M + 2.000% 01/20/38 (A)(B)	2,063,000	2,053,999

Battalion Clo XVI, Ser 2024-16A, Cl ER2 11.530%, TSFR3M + 7.090% 01/20/38 (A)(B)	1,875,000	1,873,262

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

Battalion CLO XVI, Ser 2019-16A, Cl SUB 01/20/38 (B)(C)(D)	$45,360,964	$16,125,823

Battalion CLO XX, Ser 2021-20A 07/15/34 (C)(D)	55,843,922	16,194,737

Battalion CLO XX, Ser 2025-20A, Cl ER 10.570%, TSFR3M + 6.250% 04/15/38 (A)(B)	4,125,000	4,123,515

Battalion CLO XXIV, Ser 2022-24A, Cl ER 11.087%, 07/14/36	7,375,000	7,160,129

Battalion CLO XXIV, Ser 2022-24A, Cl SUB 01/14/34 (B)(C)(D)	52,935,000	26,467,500

Battalion CLO XXVIII, Ser 2025-28A, Cl SUB 01/20/38 (B)(C)(D)	14,758,560	13,577,875

Battalion CLO XXVIII, Ser 2025-28A, Cl Z 01/20/38 (B)(D)(E)	174,451	17

Battery Park CLO, Ser 2024-1A, Cl DR 8.006%, TSFR3M + 3.750% 07/15/36 (A)(B)	4,000,000	4,003,320

Battery Park CLO, Ser 2024-1A, Cl E 11.506%, TSFR3M + 7.250% 07/15/36 (A)(B)	2,300,000	2,287,739

Benefit Street Partners CLO (C)(D)	38,967,726	33,122,567

Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)(D)	65,156,000	24,142,253

Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (C)(D)(E)	10,450,000	574,750

Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)(D)(E)	21,904,000	1,160,912

Benefit Street Partners CLO IV 07/20/26 (B)(C)(D)	47,166,000	20,281,380

Benefit Street Partners CLO IV, Ser 2024-IVA, Cl ER4 11.420%, TSFR3M + 7.150% 04/20/34 (A)(B)	17,500,000	17,439,817

Benefit Street Partners CLO IX, Ser 2024-9A, Cl FR2 12.270%, TSFR3M + 8.000% 10/20/37 (A)(B)	250,000	246,626

Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR 12.093%, TSFR3M + 7.800% 07/20/37 (A)(B)	300,000	299,422

Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)(D)	85,060,794	33,173,710

Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)(D)(E)	36,750,000	1,543,500

Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/31 (C)(D)	36,680,000	5,549,684

Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR 11.305%, 04/20/34	3,250,000	3,219,115

Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (B)(C)(D)	43,330,000	23,367,869

Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)(D)	19,342,962	15,861,229

Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 10/20/37 (B)(C)(D)	97,351,000	29,514,876

Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB 07/18/31 (B)(C)(D)	9,794,892	5,446,939

Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (B)(C)(D)	43,816,000	28,922,942

Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (B)(C)(D)	32,470,000	25,532,604

Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB 04/25/34 (C)(D)	24,000,000	16,594,738

Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (B)(C)(D)	24,594,750	16,908,891

Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB 10/20/37 (B)(C)(D)	20,825,000	22,074,500

Benefit Street Partners CLO XXX, Ser 2023-30A, Cl E 12.700%, TSFR3M + 8.400% 04/25/36 (A)(B)	6,500,000	6,475,625

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

Benefit Street Partners CLO XXXIX, Ser 2025-39A, Cl SUB 04/15/38 (B)(C)(D)	$47,000,000	$42,065,000

Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)(D)	55,000,000	33,165,000

Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)(D)	22,156,000	13,913,968

Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)(D)	18,200,000	1,820

Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)(D)	42,982,000	7,092,030

Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)(D)	30,838,000	308,380

Cedar Funding VIII Clo, Ser 2025-8A, Cl DRR 7.230%, TSFR3M + 2.950% 01/17/38 (A)(B)	1,225,000	1,206,227

Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)(D)	14,400,000	144

Elevation CLO, Ser 2017-2A, Cl FR 13.204%, TSFR3M + 8.902% 10/15/29 (A)(B)(E)	5,985,000	807,975

Elevation CLO, Ser 2018-10A, Cl E 10.821%, TSFR3M + 6.552% 10/20/31 (A)(B)	14,000,000	13,405,028

Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)(D)	40,850,000	4,902,000

Elevation CLO, Ser 2018-8A, Cl F 12.403%, TSFR3M + 8.122% 10/25/30 (A)(B)	7,099,632	1,655,379

Elevation CLO, Ser 2023-17A, Cl C 7.772%, TSFR3M + 3.500% 10/20/36 (A)(B)	2,250,000	2,266,173

Elevation CLO, Ser 2024-12A, Cl C1R 7.070%, TSFR3M + 2.800% 04/20/37 (A)(B)	5,000,000	5,035,575

First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)(D)	32,718,000	5,352,665

Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)(D)	24,580,042	8,824,235

Ivy Hill Middle Market Credit Fund VII, Ser 2024-7A, Cl ER3 11.606%, TSFR3M + 7.350% 10/15/36 (A)(B)	6,000,000	5,938,866

Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E 12.532%, TSFR3M + 8.250% 07/25/36 (A)(B)	4,250,000	4,167,805

Jefferies Credit Partners Direct Lending CLO, Ser 2025-2A, Cl D1 8.720%, TSFR3M + 4.450% 01/20/37 (A)(B)	3,750,000	3,676,710

Lake Shore CLO, Ser 2019-1A, Cl ER 13.534%, 04/15/33	14,550,000	14,891,736

LCM 31 CLO, Ser 2020-31A, Cl INC 01/20/32 (C)(D)	5,187,000	2,092,955

LCM 31 CLO, Ser 2024-31A, Cl ER 11.520%, TSFR3M + 7.250% 07/20/34 (A)(B)	3,250,000	2,929,410

LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (B)(C)(D)	17,210,000	6,331,352

LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (C)(D)	1,043,735	290,768

LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (C)(D)	21,240,000	4,513,161

LCM 41 CLO, Ser 2024-41A, Cl INC 04/15/36 (B)(C)(D)	5,000,000	2,950,000

MCF CLO IX, Ser 2019-1A, Cl ER 12.363%, 04/17/36	2,000,000	1,995,760

MCF CLO VIII, Ser 2018-1A, Cl SUB 04/18/36 (B)(C)(D)	27,710,000	19,951,200

MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB 10/20/37 (B)(C)(D)	5,500,000	4,400,000

Mountain View CLO, Ser 2017-1A, Cl ER 12.203%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	7,913,260

Mountain View CLO XV, Ser 2024-2A, Cl CR 7.156%, TSFR3M + 2.900% 07/15/37 (A)(B)	3,750,000	3,788,209

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

Mountain View CLO XVIII, Ser 2024-1A, Cl D1 7.911%, TSFR3M + 3.650% 10/16/37 (A)(B)	$5,600,000	$5,641,502

Mountain View CLO XVIII, Ser 2024-1A, Cl E 11.851%, TSFR3M + 7.590% 10/16/37 (A)(B)	3,675,000	3,761,642

Navesink CLO 2, Ser 2024-2A, Cl D1 9.106%, , TSFR3M + 4.850% 04/15/36 (A)(B)	6,000,000	6,003,738

Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)(D)	19,868,600	2,712,660

Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 07/22/37 (B)(C)(D)	15,118,750	2,645,781

Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)(D)	56,950,000	17,654,500

Neuberger Berman CLO XXII, Ser 2024-22A, Cl ER2 11.110%, TSFR3M + 6.830% 04/15/38 (A)(B)	15,000,000	14,971,425

Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)(D)	24,004,059	7,069,916

Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)(D)	25,100,000	9,538,000

Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/38 (B)(C)(D)	17,540,000	6,278,092

Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 07/15/38 (B)(C)(D)	18,860,000	6,223,800

Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 07/15/38 (A)(B)	295,867	44,380

Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)(D)	27,435,000	12,609,126

Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)(D)	4,889,000	2,591,170

Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)(D)	18,300,000	9,909,999

Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (A)(B)	1,325,406	685,540

Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)(D)	8,625,000	4,267,046

Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(B)	111,146	31,310

NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)(D)	50,029,000	7,938,452

NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 8.111%, TSFR3M + 3.842% 04/20/30 (A)(B)	5,700,000	5,671,517

NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 11.911%, TSFR3M + 7.642% 04/20/30 (A)(B)	10,350,000	9,806,511

Ocean Trails CLO 8, Ser 2024-8A, Cl ERR 11.756%, TSFR3M + 7.500% 07/15/34 (A)(B)	4,500,000	4,154,054

Ocean Trails CLO IX, Ser 2025-9A, Cl D1RA 7.468%, TSFR3M + 3.150% 01/15/38 (A)(B)	3,750,000	3,720,236

OFSI BSL XI, Ser 2023-11A, Cl CR 7.770%, TSFR3M + 3.500% 10/18/35 (A)(B)	2,000,000	2,015,492

Owl Rock Technology Financing, Ser 2023-1A, Cl A1R 7.306%, TSFR3M + 3.050% 10/15/35 (A)(B)	3,750,000	3,774,758

Sycamore Tree CLO, Ser 2023-4A, Cl B 7.170%, TSFR3M + 2.900% 10/20/36 (A)(B)	2,200,000	2,215,701

Venture 48 CLO, Ser 2023-48A, Cl C1 8.070%, TSFR3M + 3.800% 10/20/36 (A)(B)	2,631,579	2,661,971

Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)(D)	10,526,000	1,053

Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)(D)	21,122,000	264,025

Voya CLO, Ser 2017-1A, Cl D 10.641%, TSFR3M + 6.362% 04/17/30 (A)(B)	2,600,000	2,555,342

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

Voya CLO, Ser 2018-3A, Cl CR 7.681%, TSFR3M + 3.412% 10/20/31 (A)(B)	$3,000,000	$3,010,833

		953,706,248

IRELAND — 0.0%

ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)(D)	12,500,000	1,250

JERSEY — 2.4%

Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R 8.120%, TSFR3M + 3.850% 10/19/37 (A)(B)	2,500,000	2,519,805

Atlas Senior Loan Fund XXII, Ser 2023-22A, Cl C 7.870%, TSFR3M + 3.600% 01/20/36 (A)(B)	3,000,000	3,034,059

Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C 6.670%, TSFR3M + 2.400% 07/20/37 (A)(B)	4,000,000	4,009,940

LCM 39 CLO, Ser 2024-39A, Cl ER 11.256%, TSFR3M + 7.000% 10/15/34 (A)(B)	2,990,000	2,971,073

LCM 40 CLO, Ser 2024-40A, Cl D1R 8.006%, TSFR3M + 3.750% 01/15/38 (A)(B)	3,000,000	3,029,874

LCM 41 CLO, Ser 2024-41A, Cl C 6.956%, TSFR3M + 2.700% 04/15/36 (A)(B)	10,000,000	9,991,630

NGC, Ser 2024-1A, Cl D1 8.470%, TSFR3M + 4.200% 07/20/37 (A)(B)	2,500,000	2,520,382

Saranac CLO I, Ser 2017-1A, Cl DR 8.694%, TSFR3M + 4.412% 07/26/29 (A)(B)	3,000,000	2,994,588

Saranac CLO I, Ser 2017-1A, Cl ER 12.244%, TSFR3M + 7.962% 07/26/29 (A)(B)	18,738,323	5,569,105

Saranac CLO VII, Ser 2017-2A, Cl ER 11.304% TSFR3M + 6.982% 11/20/29 (A)(B)	7,913,422	1,691,146

		38,331,602

UNITED STATES — 36.8%

Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (B)(C)(D)(E)	23,450,000	1,289,750

Benefit Street Partners CLO IX 07/20/25 (B)(C)(D)	22,968,250	19,823,896

Benefit Street Partners Warehouse Note (C)(D)	6,000,000	6,000,000

Fortress Credit BSL XIX, Ser 2023-2A, Cl C1 8.125%, TSFR3M + 3.850% 07/24/36 (A)(B)	1,500,000	1,512,083

Ivy Hill IV Warehouse Note (C)(D)(E)	85,000,000	72,250,000

Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/15/36 (B)(C)(D)	32,958,849	15,820,248

Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 04/20/37 (B)(C)(D)	21,894,837	15,873,757

Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB 04/20/36 (B)(C)(D)	7,000,000	6,335,000

Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB 07/25/36 (B)(C)(D)	6,800,000	6,052,000

Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (C)(D)	15,147,625	8,332,452

Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (C)(D)	8,865,375	4,248,810

Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (C)(D)	13,119,000	7,609,020

OCP CLO, Ser 2017-13A, Cl SUB 11/26/37 (B)(C)(D)	16,465,458	5,613,075

OCP CLO, Ser 2017-14A, Cl SUB 07/20/37 (B)(C)(D)	20,592,000	8,030,880

OCP CLO, Ser 2019-16 01/20/32 (B)(C),(D)	6,250	2,133,287

OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (B)(C)(D)	9,000,000	3,071,934

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value	Fair Value

OCP CLO, Ser 2019-17A, Cl SUB 07/20/37 (B)(C)(D)	$21,710,000	$11,289,200

OCP CLO, Ser 2020-19A, Cl SUB 04/20/38 (B)(C)(D)	11,592,000	8,694,000

OCP CLO, Ser 2021-21A, Cl SUB 07/20/34 (C)(D)	31,177,625	18,394,799

OCP CLO, Ser 2024-33A, Cl SUB 07/20/37 (B)(C)(D)	15,000,000	11,991,000

OCP CLO, Ser 2024-38A, Cl SUB 01/21/38 (B)(C)(D)	13,000,000	11,115,000

Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (B)(C)(D)	14,200,000	6,106,000

Rad CLO 18, Ser 2023-18A, Cl SUB 04/15/36 (B)(C)(D)	17,468,500	13,643,234

Sculptor CLO XXXII, Ser 2024-32A, Cl SUB 04/30/37 (B)(C)(D)	5,000,000	3,200,000

Sculptor CLO XXXIV, Ser 2024-34A, Cl SUB 01/20/38 (B)(C)(D)	4,000,000	3,227,600

Shackleton CLO, Ser 2019-15A, Cl SUB 01/15/32 (B)(C)(D)	10,000,000	5,261,700

Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (B)(C)(D)(E)	25,230,000	2,523

TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (B)(C)(D)	36,999,000	15,539,580

TCW CLO, Ser 2018-1A, Cl SUB 10/25/35 (B)(C)(D)	50,625,000	15,187,500

TCW CLO, Ser 2019-2A, Cl SUB 01/20/38 (B)(C)(D)	44,026,000	23,333,780

TCW CLO, Ser 2020-1A 11.305%, 04/20/34	9,600,000	9,368,294

TCW CLO, Ser 2020-1A, Cl SUB 04/20/34 (C)(D)	41,625,000	20,396,250

TCW CLO, Ser 2021-1A, Cl ERR 11.336%, TSFR3M + 7.042% 10/29/34 (A)(B)	7,950,000	7,695,290

TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (B)(C)(D)	9,250,000	3,792,500

TCW CLO, Ser 2024-1A, Cl ER3 12.000%, TSFR3M + 7.470% 10/25/35 (A)(B)	9,333,000	9,288,360

TCW CLO, Ser 2025-1A, Cl D1R3 8.021%, TSFR3M + 3.700% 10/29/34 (A)(B)	8,500,000	8,500,000

TCW CLO, Ser 2025-1A, Cl DR3 7.670%, TSFR3M + 3.400% 04/20/34 (A)(B)	4,000,000	4,000,756

TCW CLO, Ser 2025-2A, Cl D1R2 7.317%, TSFR3M + 3.000% 01/20/38 (A)(B)	4,000,000	3,941,284

Telos CLO, Ser 2018-5A, Cl ER 11.101%, TSFR3M + 6.822% 04/17/28 (A)(B)(E)	14,695,646	91,848

Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (B)(C)(D)	38,760,000	10,465,200

Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)(D)	26,039,000	2,343,510

Venture 45 CLO, Ser 2022-45A, Cl E 11.972%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,742,492

Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)(D)	56,700,000	6,804,000

Voya CLO, Ser 2018-3A, Cl ER 13.031%, TSFR3M + 8.762% 10/20/31 (A)(B)	18,400,000	12,065,082

Voya CLO, Ser 2019-1A, Cl SUB 10/15/37 (B)(C)(D)	14,644,000	4,088,605

Voya CLO, Ser 2020-2A, Cl SUB 01/20/38 (B)(C)(D)	43,071,500	31,226,838

Voya CLO, Ser 2021-2A 10/20/34 (C)(D)	34,577,400	16,899,704

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

Description	Par Value/Shares	Fair Value

Voya CLO, Ser 2021-3A, Cl SUB 04/15/38 (B)(C)(D)	$43,355,200	$21,027,272

Voya CLO, Ser 2024-2A, Cl SUB 07/20/37 (B)(C)(D)	23,250,000	20,227,500

Voya CLO, Ser 2024-6A, Cl SUB 01/20/38 (B)(C)(D)	25,000,000	22,435,000

Wellfleet CLO, Ser 2024-1A, Cl SUB 07/18/37 (B)(C)(D)	12,300,000	8,971,620

Wellfleet CLO, Ser 2025-2A, Cl SUB 02/25/38 (B)(C)(D)	5,500,000	4,290,000

Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (C)(D)	50,437,000	18,308,631

Wind River CLO, Ser 2025-3A, Cl ER 10.521%, TSFR3M + 6.250% 04/20/38 (A)(B)	8,812,500	8,730,773

		587,682,917

Total Asset-Backed Securities (Cost $994,695,213)		1,607,364,876

CASH EQUIVALENT (F) (G) — 4.9%

UNITED STATES — 4.9%

SEI Daily Income Trust Government Fund, Cl Institutional, 4.177%	78,431,989	78,431,989

Total Cash Equivalent (Cost $78,431,989)		78,431,989

Total Investments — 105.5% (Cost $1,073,127,202)		$1,685,796,865

Percentages based on Limited Partners’ Capital of $1,598,180,358.

Transactions with affiliated funds during the period ended March 31, 2025 are as follows:

	Value of Shares Held as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2025	Dividend Income
SEI Daily Income Trust Government Fund, Institutional Class	$21,741,927	$226,253,680	($169,563,618)	$—	$78,431,989	$700,365

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2025

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2025, the market value of Rule 144A positions amounted to $1,240,316,649 or 77.6% of Limited Partners’ Capital.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2025 was $1,226,879,543 and represented 72.8% of Limited Partners’ Capital.
(D)	Represents equity/residual investments for which estimated effective yields are applied.
(E)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2025 was $77,721,275 and represents 4.9% of Limited Partners’ Capital.

(F)	Rate shown is the 7-day effective yield as of March 31, 2025.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.